RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 492	$ 332	$ 293
Amounts due from related parties:	349
Amounts due to related parties	124
Ms. Zhiying Li
RELATED PARTY TRANSACTION
Rental expense recorded:	492	$ 332	$ 293
Shanghai Huiliang
RELATED PARTY TRANSACTION
Amounts due from related parties:	349
Amounts due to related parties	$ 124